UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska            68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

 4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

5/31

Date of reporting period: 11/30/10

Item 1.  Reports to Stockholders.

Leader Short-Term Bond Fund

Institutional Class – LCCIX

Investor Class – LCCMX

Leader Total Return Fund

Institutional Class – LCTIX

Investor Class – LCTRX

Semi-Annual Report

November 30, 2010

1-800-711-9164

www.leadercapital.com

Leader Short-Term Bond Fund
Investment Highlights (Unaudited)
November 30, 2010

The primary investment objective of the Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The Fund expects to achieve its objectives by investing in a portfolio of investment grade and non-investment grade debt securities, both domestic and foreign. The Fund's Investment Advisor, Leader Capital Corporation (the "Advisor") utilizes a fundamental top-down analysis, meaning the Advisor analyzes the economy, interest rate cycles, the supply and demand for credit and the characteristics of individual securities in making investment selections. The Fund's sector breakdown as of November 30, 2010 is shown below.

Security Type Breakdown

% of Net Assets

Exchange Traded Funds, 1.10%
Utilities, 0.85%
Asset Backed Security, 0.83%
U.S. Government Agencies & Obligations, 0.16%
Basic Materials, 1.33%
Communications, 0.27%
Auction Rate Preferred Stocks, 1.48%
Preferred Stocks, 0.03%
Consumer, Cyclical, 2.84%
Industrial, 3.33%
Foreign, 4.33%
Financial, 47.28%
Energy, 9.70%
Consumer, Non-cyclical, 9.78%
Cash & Cash Equivalents, 16.69%

The Fund's performance figures* for the six months ending November 30, 2010, compared to its benchmarks:
	6 Months	1 Year	3 Year	Since Inception July 14, 2005
Leader Short-Term Bond Fund - Investor Class	2.62%	3.79%	4.61%	4.26%
Leader Short-Term Bond Fund - Institutional Class	2.95%	4.33%	N/A	10.00%**
Merrill Lynch 1-3 Year Government/Corporate Bond Index ***	1.47%	2.33%	3.92%	4.38%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-711-9164.

** Institutional Class inception date is October 31, 2008.

*** The Merrill Lynch 1-3 Year Government/Corporate Bond Index is an unmanaged Index.  Investors may not invest directly in an index. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Leader Total Return Fund
Investment Highlights (Unaudited)
November 30, 2010

The primary investment objective of the Fund is to seek income and capital appreciation to produce a high total return. The Fund expects to achieve its objectives by investing primarily in domestic and foreign fixed income securities of various maturities and credit qualities that are denominated in U.S. dollars or foreign currencies. The Fund's Investment Advisor, Leader Capital Corporation (the "Advisor") allocates Fund assets among various fixed income sectors, maturities and specific issues using an opportunistic approach by assessing risk and reward among fixed income peer groups.  The Fund's sector breakdown as of November 30, 2010 is shown below.

Security Type Breakdown
% of Net Assets

Foreign, 11.36%
Consumer, Non-cyclical, 12.98%
Cash & Cash Equivalents, 40.03%
Financial, 17.42%
Energy, 18.21%

The Fund's performance figures* for the six months ending November 30, 2010, compared to its benchmarks:
Since Inception July 30, 2010
Leader Total Return Fund - Investor Class	(0.50)%
Leader Total Return Fund - Institutional Class	(0.50)%
Barclays Aggregate Bond Index **	1.17%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-800-711-9164.

** The Barclays Capital U.S. Aggregate Bond Index is an unmanaged Index. Investors may not invest directly in an index. Unlike the Fund's returns, the Index does not reflect any fees or expenses.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2010

	Principal Amount ($)		Coupon Rate (%)	Maturity	Value

		BONDS & NOTES - 73.8%
		AEROSPACE/DEFENSE - 1.3%
	5,000,000	L-3 Communications Corp.	5.8750	1/15/2015	$ 5,112,500

		AGRICULTURE - 0.8%
	3,000,000	Reynolds American, Inc. (a)	0.9922	6/15/2011	3,005,745

		AUTO MANUFACTURERS - 1.0%
	3,900,000	Daimler Finance North America LLC	5.8750	3/15/2011	3,953,469

		AUTOMOBILE - ASSET BACKED SECURITY - 0.8%
	100,000	Hertz Vehicle Financing LLC 2009-2A A1(b)	4.2600	3/25/2014	104,432
	3,000,000	Hertz Vehicle Financing LLC 2009-2A B1(b)	4.9400	3/25/2016	3,081,026
					3,185,458
		BANKS - 23.6%
	4,000,000	Bank of America Corp.	7.3750	5/15/2014	4,468,040
	6,000,000	Bank of America NA (a)	0.5722	6/15/2016	5,297,280
	2,000,000	Citigroup, Inc. (a)	0.3744	5/18/2011	1,995,880
	5,000,000	Citigroup, Inc. (a)	0.5619	6/9/2016	4,288,150
	6,000,000	Citigroup, Inc. (a)	0.5659	11/5/2014	5,609,640
	5,000,000	Dexia Banque Internationale a Luxembourg SA (a)	0.5106	7/5/2016	4,373,710
	12,000,000	Fifth Third Bancorp (a)	0.7114	12/20/2016	10,592,880
	8,000,000	JPMorgan Chase & Co. (a)	0.9375	2/26/2013	8,018,800
	1,200,000	JPMorgan Chase & Co. (a)	1.7583	11/1/2011	1,177,800
	7,000,000	JPMorgan Chase & Co. (a)	4.0000	8/17/2020	6,463,100
	4,000,000	JPMorgan Chase Bank NA (a)	0.6225	6/13/2016	3,692,720
	5,000,000	National City Bank (a)	0.6628	6/7/2017	4,514,600
	3,800,000	Royal Bank Of Scotland NV (a)	0.9919	3/9/2015	3,271,705
	5,000,000	Royal Bank of Scotland PLC (a)	0.4919	8/29/2017	4,285,345
	15,730,000	USB Capital IX (a)	6.1890	Perpetual	12,426,700
	1,000,000	Wachovia Corp. (a)	0.4459	3/1/2012	997,740
	2,500,000	Wachovia Corp. (a)	0.6281	10/28/2015	2,304,450
	2,000,000	Wachovia Corp. (a)	0.6591	10/15/2016	1,815,660
	4,000,000	Wells Fargo Capital XV (a)	9.7500	Perpetual	4,475,000
					90,069,200
		CHEMICALS - 1.1%
	3,000,000	Nalco Co.	8.8750	11/15/2013	3,056,250
	1,000,000	Potash Corp. of Saskatchewan, Inc.	7.7500	5/31/2011	1,031,130
					4,087,380
		COAL - 2.0%
	6,810,000	Bumi Capital Pte Ltd. (b)	12.0000	11/10/2016	7,525,050

		COMMERCIAL SERVICES - 6.3%
	3,800,000	Block Financial LLC	7.8750	1/15/2013	3,924,222
	10,375,000	Hertz Corp.	10.5000	1/1/2016	10,958,594
	8,800,000	National Money Mart Co.	10.3750	12/15/2016	9,350,000
					24,232,816

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2010

	Principal Amount ($)		Coupon Rate (%)	Maturity	Value

		DIVERSIFIED FINANCIAL SERVICES - 15.5%
	500,000	American Honda Finance Corp. (a,b)	1.0414	6/20/2011	$ 501,465
	5,000,000	American Honda Finance Corp. (a,b)	2.8003	6/2/2011	5,058,200
	2,000,000	BankBoston Capital Trust III (a)	1.0422	6/15/2027	1,412,422
	1,000,000	Bear Stearns Cos. LLC	6.9500	8/10/2012	1,094,720
	60,000	Citigroup Capital XIII (a)	7.8750	10/30/2040	1,576,800
	8,000,000	Ford Motor Credit Co. LLC (a)	3.0391	1/13/2012	8,000,000
	6,000,000	General Electric Capital Corp. (a)	0.4456	11/30/2016	5,366,340
	2,000,000	General Electric Capital Corp. (a)	0.4897	1/8/2016	1,876,900
	4,500,000	General Electric Capital Corp. (a)	0.5522	9/15/2014	4,342,635
	4,000,000	General Electric Capital Corp. (a)	0.6114	12/20/2016	3,595,000
	1,000,000	General Electric Capital Corp.	5.7200	8/22/2011	1,005,340
	5,000,000	Goldman Sachs Group, Inc. (a)	0.7403	3/22/2016	4,685,050
	3,065,000	Goldman Sachs Group, Inc. (a)	0.8894	9/29/2014	2,978,597
	4,000,000	HSBC Finance Corp. (a)	0.5584	4/24/2012	3,964,520
	2,000,000	HSBC Finance Corp. (a)	0.7259	6/1/2016	1,839,240
	2,000,000	LBG Capital No.1 PLC	7.8750	11/1/2020	1,830,000
	4,396,000	MBNA Capital B (a)	1.0869	2/1/2027	3,105,475
	1,000,000	Morgan Stanley (a)	0.5391	1/9/2012	997,030
	5,000,000	Morgan Stanley (a)	0.7391	10/18/2016	4,515,800
	1,500,000	Sears Roebuck Acceptance Corp.	6.7000	4/15/2012	1,530,000
					59,275,534
		ELECTRIC - 0.5%
	2,000,000	NRG Energy, Inc.	7.2500	2/1/2014	2,042,500

		ENVIRONMENTAL CONTROL - 0.6%
	2,300,000	Allied Waste North America, Inc.	7.1250	5/15/2016	2,436,367

		FOOD - 0.3%
	1,000,000	Kraft Foods, Inc.	5.6250	11/1/2011	1,043,180

		FOREIGN GOVERNMENT - 4.3%
	6,700,000	Venezuela Government International Bond	7.7500	10/13/2019	4,187,500
	3,600,000	Venezuela Government International Bond	8.2500	10/13/2024	2,151,000
	11,100,000	Venezuela Government International Bond	10.7500	9/19/2013	10,225,875
					16,564,375
		GAS - 0.3%
	1,200,000	Energen Corp.	7.6250	12/15/2010	1,202,160

		HEALTHCARE-SERVICES - 1.7%
	3,400,000	CHS/Community Health Systems, Inc.	8.8750	7/15/2015	3,587,000
	3,000,000	Coventry Health Care, Inc.	5.8750	1/15/2012	3,105,930
					6,692,930
		INSURANCE - 7.7%
	5,800,000	Aegon NV (a)	2.6275	Perpetual	3,543,220
	1,000,000	Ambac Financial Group, Inc. (c)	6.1500	2/7/2087	15,000
	1,000,000	Fidelity National Financial, Inc.	7.3000	8/15/2011	1,020,850
	1,513,000	First American Capital Trust I	8.5000	4/15/2012	1,547,539
	1,000,000	Hartford Financial Services Group, Inc.	5.2500	10/15/2011	1,030,320
	15,500,000	ING Capital Funding Trust III (a)	8.4390	Perpetual	14,182,500
	1,200,000	MBIA Insurance Corp.- (a,b)	14.0000	1/15/2033	618,000
	2,500,000	MetLife, Inc. (a)	1.5356	8/6/2013	2,528,375
	2,000,000	Metropolitan Life Global Funding I (a,b)	2.1925	6/10/2011	2,018,460
	2,000,000	Principal Life Income Funding Trusts (a)	0.4656	11/8/2013	1,976,420
	1,000,000	Unum Group	7.6250	3/1/2011	1,013,610
					29,494,294

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2010

	Principal Amount ($)		Coupon Rate (%)	Maturity	Value

		LEISURE TIME - 1.8%
	6,800,000	Royal Caribbean Cruises Ltd.	8.7500	2/2/2011	$ 6,893,500

		MEDIA - 0.3%
	1,000,000	CBS Corp.	6.6250	5/15/2011	1,022,010
		MINING - 0.3%
	1,000,000	Rio Tinto Alcan, Inc.	6.4500	3/15/2011	1,015,050

		MISCELLANEOUS MANUFACTURING - 1.4%
	5,000,000	Bombardier, Inc. (b)	8.0000	11/15/2014	5,200,000

		OIL&GAS - 1.7%
	2,000,000	BP Capital Markets PLC	2.7500	2/27/2012	2,030,980
	4,225,000	Tesoro Corp.	6.2500	11/1/2012	4,388,719
					6,419,699
		PIPELINES - 0.3%
	1,000,000	Kinder Morgan Finance Co. ULC	5.3500	1/5/2011	1,003,750

		REAL ESTATE - 0.2%
	900,000	OnBoard Promissory Note (d,e)			900,000

		TOTAL BONDS & NOTES ( Cost - $280,341,113)			282,376,967

		U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
	360,165	Federal Home Loan Mortgage Corp. Series 3107YO (f,g)	0.0000	2/15/2036	311,252
	180,266	Federal Home Loan Mortgage Corp. Series 3213OB (f,g)	0.0000	9/15/2036	146,750
	182,292	Federal Home Loan Mortgage Corp. Series 3213OH (f,g)	0.0000	9/15/2036	141,817
	5,000	United States Treasury Strip Coupon (h)	0.0000	11/15/2015	4,638
		TOTAL U.S. GOVERNMENT &
		AGENCY OBLIGATIONS ( Cost - $654,955)			604,457

		CONVERTIBLE BONDS - 6.9
		BIOTECHNOLOGY - 0.6%
	2,435,000	Amgen, Inc.	0.1250	2/1/2011	2,441,088

		COAL - 1.2%
	4,800,000	Massey Energy Co.	3.2500	8/1/2015	4,716,000

		OIL & GAS - 4.6%
	3,000,000	Nabors Industries, Inc.	0.9400	5/15/2011	3,003,750
	14,950,000	Transocean, Inc.	1.5000	12/15/2037	14,445,437
					17,449,187
		REITS - 0.5%
	2,000,000	ProLogis	2.2500	4/1/2037	2,005,000

		TOTAL CONVERTIBLE BONDS ( Cost - $24,909,606)			26,611,275

See accompanying notes to financial statements.

Leader Short Term Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
November 30, 2010

	Shares		Dividend Rate (%)		Value

		AUCTION RATE PREFERRED STOCKS - 1.5%
	18	BlackRock Floating Rate Income (d,e,i)	1.5000		$ 450,000
	114	Boulder Growth & Income Fund Inc. (d,e,i)	1.5030		2,850,000
	15	Eaton Vance Floating-Rate Income Trust (d,e,i)	1.5030		375,000
	7	Eaton Vance Floating-Rate Income Trust (d,e,i)	1.5030		175,000
	39	Eaton Vance Senior Floating-Rate Trust (d,e,i)	0.3020		975,000
	27	Eaton Vance Senior Floating-Rate Trust (d,e,i)	0.3020		675,000
	7	Neuberger Berman Real Estate Securities Income Fund Inc. (d,e,i)	1.5030		175,000
		TOTAL AUCTION RATE PREFERRED STOCKS ( Cost - $5,675,000)			5,675,000

		PREFERRED STOCKS - 0.0%
	200,000	Federal National Mortgage Association Ser. S (j)	8.2500		103,000
	3,800	Federal National Mortgage Association Ser. 2008-1 (j)	8.7500		1,710
		TOTAL PREFERRED STOCK ( Cost - $2,039,455)			104,710

		EXCHANGE TRADED FUNDS - 1.1%
		EQUITY FUND - 1.1%
	210,000	Direxion Daily Small Cap Bear 3X Shares
		TOTAL EXCHANGE TRADED FUNDS ( Cost - $6,441,910)			4,191,600

		SHORT-TERM INVESTMENTS - 13.5%
		MONEY MARKET FUND- 13.5%
	47,717,171	Fifth Third U.S. Treasury Money Market Fund, 0.05% (a)
		TOTAL SHORT-TERM INVESTMENTS ( Cost - $51,653,471)			51,653,471

		TOTAL INVESTMENTS - 97.0% ( Cost - $371,715,511) (k)			$ 371,217,480
		OTHER ASSETS LESS LIABILITIES - 3.0%			11,308,880
		NET ASSETS - 100.0%			$ 382,526,360

	REIT - Real Estate Investment Trust
	STRIPS - Separate Trading of Registered Interest as Principal of Security
(a)	Variable rate security; the rate shown represents the rate at November 30, 2010
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt
	from registration to qualified institutional buyers. At November 30, 2010, these securities amounted to $24,106,633 or 6.3% of net assets.
(c)	Security in default.
(d)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
(e)	The Advisor has determined these securities to be illiquid.
(f)	Collateralized mortgage obligation (CMO)
(g)	Principal only bond - non income producing
(h)	Zero coupon security. Payment received at maturity.
(i)	Rate shown represents the interest rate as of November 30, 2010
(j)	Non income producing security
(k)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation			$ 8,009,978
		Unrealized depreciation			(8,508,009)
		Net unrealized depreciation			$ (498,031)

See accompanying notes to financial statements.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
November 30, 2010

	Principal Amount ($)		Coupon Rate (%)	Maturity	Value

		BONDS & NOTES - 55.9%
		BANKS - 7.9%
	200,000	Royal Bank Of Scotland NV (a)	0.9919	3/9/2015	$ 172,195
	270,000	USB Capital IX (a)	6.1890	Perpetual	213,300
					385,495
		COAL - 4.3%
	190,000	Bumi Capital Pte Ltd. (b)	12.0000	11/10/2016	209,950

		COMMERCIAL SERVICES - 8.6%
	200,000	Block Financial LLC	7.8750	1/15/2013	206,538
	200,000	National Money Mart Co.	10.3750	12/15/2016	212,500
					419,038
		FOREIGN GOVERNMENT - 11.4%
	300,000	Venezuela Government International Bond	7.7500	10/13/2019	187,500
	300,000	Venezuela Government International Bond	8.2500	10/13/2024	179,250
	200,000	Venezuela Government International Bond	10.7500	9/19/2013	184,250
					551,000
		HEALTHCARE-SERVICES - 4.4%
	200,000	CHS/Community Health Systems, Inc.	8.8750	7/15/2015	211,000

		INSURANCE - 9.5%
	200,000	Aegon NV (a)	2.6275		122,180
	200,000	ING Capital Funding Trust III (a)	8.4390		183,000
	300,000	MBIA Insurance Corp. (a,b)	14.0000	1/15/2033	154,500
					459,680
		OIL & GAS - 9.8%
	200,000	Transocean, Inc.	4.9500	11/15/2015	208,294
	200,000	Valero Energy Corp.	10.5000	3/15/2039	268,980
					477,274

		TOTAL BONDS & NOTES ( Cost - $2,789,212)			2,713,437

		CONVERTIBLE BONDS - 4.1
		COAL - 4.1%
	200,000	Massey Energy Co.	3.2500	8/1/2015	196,500
		TOTAL CONVERTIBLE BONDS ( Cost - $194,500)
	Shares
		SHORT-TERM INVESTMENTS - 42.7%
		MONEY MARKET FUND- 42.7%
	2,071,399	Fifth Third U.S. Treasury Money Market Fund, 0.05% (a)
		TOTAL SHORT-TERM INVESTMENTS ( Cost - $2,071,399)			2,071,399

		TOTAL INVESTMENTS - 102.7% ( Cost - $5,055,111) (c)			$ 4,981,336
		OTHER LIABILITIES LESS ASSETS - (2.7) %			(129,112)
		NET ASSETS - 100.0%			$ 4,852,224

(a)	Variable rate security; the rate shown represents the rate at November 30, 2010
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt
	from registration to qualified institutional buyers. At November 30, 2010, these securities amounted to $364,450 or 7.5% of net assets.
(c)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from
	market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation			$ 26,250
		Unrealized depreciation			(100,025)
		Net unrealized depreciation			$ (73,775)

See accompanying notes to financial statements.

Leader Funds
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2010 (Unaudited)

	Leader Short-Term Bond Fund	Leader Total Return Fund
ASSETS
Investment securities:
At cost	$ 371,715,511	$ 5,055,111
At value	$ 371,217,480	$ 4,981,336
Foreign currency (cost $1,247,903)	875,193	-
Receivable for securities sold (see note 9)	7,950,429	200,031
Dividends and interest receivable	3,616,611	67,649
Receivable for Fund shares sold	518,993	150,000
Due from advisor	-	23,782
Prepaid expenses and other assets	35,807	10,081
TOTAL ASSETS	384,214,513	5,432,879

LIABILITIES
Payable for investments purchased	-	278,520
Payable for fund shares redeemed	1,080,272	276,094
Payable for forward foreign currency contracts closed	212,191	3,528
Investment advisory fees payable	249,158	-
Distribution (12b-1) fees payable	98,796	764
Fees payable to other affiliates	14,013	4,190
Accrued expenses and other liabilities	33,723	17,559
TOTAL LIABILITIES	1,688,153	580,655
NET ASSETS	$ 382,526,360	$ 4,852,224

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 379,033,423	$ 4,900,870
Undistributed net investment income	2,294,531	36,793
Accumulated net realized gain (loss) from investment
and foreign currency transactions	2,069,147	(11,664)
Net unrealized appreciation (depreciation) on:
Investments	(498,031)	(73,775)
Foreign currency translations	(372,710)	-
NET ASSETS	$ 382,526,360	$ 4,852,224

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$ 206,451,918	$ 1,642,851
Shares of beneficial interest outstanding	21,279,725	165,056
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share (a)	$ 9.70	$ 9.95
Institutional Class Shares:
Net Assets	$ 176,074,442	$ 3,209,373
Shares of beneficial interest outstanding	18,012,550	322,498
Net asset value (Net Assets ÷ Shares Outstanding),
offering price and redemption price per share (a)	$ 9.78	$ 9.95

(a)	Redemptions made on the Total Return Fund within six months of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Leader Funds
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2010 (Unaudited)

	Leader Short-Term Bond Fund	Leader Total Return Fund (a)
INVESTMENT INCOME
Interest	$ 7,130,147	$ 50,093
Dividends	32,511	1,805
TOTAL INVESTMENT INCOME	7,162,658	51,898

EXPENSES
Investment advisory fees	1,335,745	7,411
Distribution (12b-1) fees:
Investor Class	497,042	2,077
Administrative services fees	122,382	2,416
Transfer agent fees	91,923	1,841
Professional fees	49,932	15,691
Accounting services fees	38,257	11,836
Registration fees	28,200	8,219
Custodian fees	12,673	3,288
Chief compliance officer fees	10,565	580
Printing expenses	8,217	580
Insurance expense	3,660	386
Trustees' fees and expenses	3,072	2,630
Other expenses	12,159	658
TOTAL EXPENSES	2,213,827	57,613

Less: Fees waived/expenses reimbursed by Advisor	-	(42,508)

NET EXPENSES	2,213,827	15,105

NET INVESTMENT INCOME	4,948,831	36,793

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from
Investments	4,012,133	(4,645)
Foreign currency transactions	(159,901)	(7,019)
Net realized gain (loss)	3,852,232	(11,664)

Net change in unrealized appreciation (depreciation) on
Investments	267,439	(73,775)
Foreign currency translations	78,405	-
Net change in unrealized appreciation (depreciation)	345,844	(73,775)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY	4,198,076	(85,439)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 9,146,907	$ (48,646)

(a) The Leader Total Return Fund commenced operations of July 30, 2010.

See accompanying notes to financial statements.

Leader Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Leader		Leader Total Return Fund (a)
	Short-Term Bond Fund

	Six Months Ended		Period Ended
	November 30, 2010	Year Ended	November 30, 2010
	(Unaudited)	May 31, 2010	(Unaudited)
FROM OPERATIONS
Net investment income	$ 4,948,831	$ 6,176,111	$ 36,793
Net realized gain (loss) from investments
and foreign currency transactions	3,852,232	5,669,725	(11,664)
Net change in unrealized appreciation (depreciation) on
investments and foreign currency translations	345,844	1,632,026	(73,775)
Net Increase (Decrease) in net assets resulting from operations	9,146,907	13,477,862	(48,646)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(1,279,375)	(4,647,189)	-
Institutional Class	(1,387,165)	(2,286,549)	-
From net realized gains
Investor Class	(2,771,946)	(1,957,172)	-
Institutional Class	(2,054,688)	(998,230)	-
Net decrease in net assets from distributions to shareholders	(7,493,174)	(9,889,140)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	60,797,297	180,452,441	2,093,432
Institutional Class	82,346,570	130,048,372	3,239,050
Net asset value of shares issued in reinvestment
of distributions to shareholders:
Investor Class	3,017,727	5,228,272	-
Institutional Class	2,779,650	2,812,942	-
Redemption fee proceeds:
Investor Class	-	-	3,011
Institutional Class	-	-	163
Payments for shares redeemed:
Investor Class	(43,985,888)	(99,362,868)	(426,651)
Institutional Class	(42,267,310)	(30,051,080)	(8,135)
Net increase in net assets from shares of beneficial interest	62,688,046	189,128,079	4,900,870

TOTAL INCREASE IN NET ASSETS	64,341,779	192,716,801	4,852,224

NET ASSETS
Beginning of Year	318,184,581	125,467,780	-
End of Year/Period *	$ 382,526,360	$318,184,581	$ 4,852,224
* Includes accumulated net investment income of:	$ 2,294,531	$ 12,240	$ 36,793

SHARE ACTIVITY
Investor Class:
Shares Sold	6,252,071	18,702,511	207,695
Shares Reinvested	313,767	547,416	-
Shares Redeemed	(4,530,920)	(10,269,001)	(42,640)
Net increase in shares of beneficial interest outstanding	2,034,918	8,980,926	165,056

Institutional Class
Shares Sold	8,422,713	13,391,773	323,299
Shares Reinvested	286,873	292,284	-
Shares Redeemed	(4,327,834)	(3,079,564)	(800)
Net increase in shares of beneficial interest outstanding	4,381,752	10,604,493	322,498

(a) The Leader Total Return Fund commenced operations on July 30, 2010

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	Six Months Ended
	November 30, 2010		Year Ended May 30,							Year Ended
	(Unaudited)		2010		2009 (3)		2008	2007 (2)		June 30, 2006 (1)

Net asset value, beginning of period	$ 9.65		$ 9.43		$ 9.63		$ 9.69	$ 9.46		$ 10.00

Activity from investment operations:
Net investment income	0.12	(4)	0.24	(4)	0.32	(4)	0.54	0.47		0.42
Net realized and unrealized
gain (loss) on investments	0.13		0.46		(0.22)		(0.06)	0.23		(0.56)
Total from investment operations	0.25		0.70		0.10		0.48	0.70		(0.14)

Less distributions from:
Net investment income	(0.11)		(0.35)		(0.22)		(0.52)	(0.47)		(0.40)
Net realized gains	(0.09)		(0.13)		(0.08)		(0.02)	-		-
Total distributions	(0.20)		(0.48)		(0.30)		(0.54)	(0.47)		(0.40)

Net asset value, end of period	$ 9.70		$ 9.65		$ 9.43		$ 9.63	$ 9.69		$ 9.46

Total return (5)	2.62%	(6)	7.55%		1.21%		5.27%	7.53%	(6)	(1.28%)	(6)

Net assets, end of period (000s)	$ 206,452		$ 185,671		$ 96,790		$ 89,005	$ 33,405		$ 12,694

Ratio of gross expenses to average
net assets (7)	1.46%	(8)	1.51%		1.88%		1.97%	2.51%	(8)	3.81%	(8)
Ratio of net expenses to average
net assets (7)	1.46%	(8)	1.58%	(9,10)	1.86%	(10)	1.85%	1.70%	(8)	1.65%	(8)
Ratio of net investment income
to average net assets (7)	2.55%	(8)	2.50%		3.56%		4.34%	5.24%	(8)	3.14%	(8)
Ratio of net investment income
to average net assets -
pre waiver/recapture (7)	2.55%	(8)	2.57%		3.54%		4.46%	6.05%	(8)	5.30%	(8)

Portfolio Turnover Rate	60.96%	(6)	128.93%		211.13%		284.67%	237.15%	(6)	211.39%	(6)

(1)	Investor Class Shares commenced operations on July 14, 2005.
(2)	Fund changed fiscal year end from June 30 to May 31. This period represents activity from July 1, 2006 through May 31, 2007.
(3)	Effective April 27, 2009, Class A shares were renamed Investor Class shares.
(4)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(5)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect any sales loads for the years ended May 31,2009 and all prior years.

(6)	Not annualized
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Annualized.
(9)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.
(10)	The ratio shown includes litigation expenses that are outside the Fund's expense limitation of 1.85%.

See accompanying notes to financial statements.

Leader Short-Term Bond Fund
FINANCIAL HIGHLIGHTS (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	Six Months Ended
	November 30, 2010		Year Ended		Period Ended
	(Unaudited)		May 31, 2010		May 31, 2009 (1)

Net asset value, beginning of period	$ 9.72		$ 9.48		$ 8.77

Activity from investment operations:
Net investment income (2)	0.15		0.29		0.26
Net realized and unrealized
gain on investments	0.13		0.46		0.57
Total from investment operations	0.28		0.75		0.83

Less distributions from:
Net investment income	(0.13)		(0.38)		(0.12)
Net realized gains	(0.09)		(0.13)		-
Total distributions	(0.22)		(0.51)		(0.12)

Net asset value, end of period	$ 9.78		$ 9.72		$ 9.48

Total return (3)	2.95%	(4)	8.08%		9.61%	(4)

Net assets, end of period (000s)	$ 176,074		$ 132,513		$ 28,678

Ratio of gross expenses to average
net assets (5)	0.96%	(6)	1.01%		1.45%	(6)
Ratio of net expenses to average
net assets (5)	0.96%	(6)	1.02%	(7,8)	1.43%	(6,7)
Ratio of net investment income
to average net assets (5)	3.06%	(6)	2.97%		4.93%	(6)

Ratio of net investment income	3.06%	(6)	2.97%		4.91%	(6)
to average net assets - pre waiver/recapture (5)
Portfolio Turnover Rate	60.96%	(4)	128.93%		211.13%	(4)

(1)	Institutional Class Shares commenced operations on October 31, 2008.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(4)	Not annualized
(5)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(6)	Annualized.
(7)	The ratio shown includes litigation expenses that are outside the Fund's expense limitation of 1.35%.
(8)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Leader Total Return Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class	Institutional Class
	Period Ended	Period Ended
	November 30, 2010 (1)	November 30, 2010 (1)
	(Unaudited)	(Unaudited)

Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (2)	0.10	0.14
Net realized and unrealized
gain on investments	(0.17)	(0.19)
Total from investment operations	(0.07)	(0.05)

Paid-in-capital from redemption fees	0.02	0.00	(3)

Net asset value, end of period	$ 9.95	$ 9.95

Total return (4,5)	(0.50)%	(0.50)%

Net assets, end of period (000s)	$ 1,643	$ 3,209

Ratio of gross expenses to average
net assets (6,7)	1.85%	1.35%
Ratio of net expenses to average
net assets (6,7)	6.24%	5.74%
Ratio of net investment income
to average net assets (6,7)	3.50%	4.00%

Ratio of net investment income	-0.88%	-0.38%
to average net assets - pre waiver/recapture (6,7)
Portfolio Turnover Rate (5)	99.89%	99.89%

(1)	Commenced operations on July 30, 2010.
(2)	Per shares amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3) Amount represents less than $.01.
(4)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(5)	Not annualized
(6)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(7)	Annualized.

See accompanying notes to financial statements.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited)

November 30, 2010

(1)	Organization

The Leader Capital family of mutual funds is comprised of the Leader Short-Term Bond Fund ( “Short-Term Bond”) and the Leader Total Return Fund (“Total Return”, collectively the “Funds”), each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Funds are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and are diversified, open-end management investment companies.  The Funds represents a distinct, diversified series with there own investment objectives and policies within the Trust. The primary investment objective of Short-Term Bond Fund is to deliver a high level of current income, with a secondary objective of capital appreciation. The primary investment objective of Total Return Fund is to seek income and capital appreciation to produce a high total return. The Total Return commenced operations on July 30, 2010.

Each Fund currently offers two classes of shares, Investor Class and Institutional Class shares. Investor and Institutional shares are offered at net asset value. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Security Valuation

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

(b)	Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-ended funds are valued at their respective net asset values as reported by such investment companies.  The open-ended funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the underlying funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2010

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2010 for each Fund’s assets and liabilities measured at fair value:

                                                Short-Term Bond

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 281,476,967	$ 900,000	$ 282,376,967
U.S. Government & Agency Obligations	-	604,457	-	604,457
Convertible Bond	-	26,611,275	-	26,611,275
Auction Rate Preferred Stock	-	5,675,000	-	5,675,000
Preferred Stock	104,710	-	-	104,710
Exchange Traded Fund	4,191,600	-	-	4,191,600
Short Term Investments	-	51,653,471	-	51,653,471
Total	$ 4,296,310	$ 366,021,170	$ 900,000	$ 371,217,480

                                                * Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at November 30, 2010 was unchanged.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2010

                                            Total Return

Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ -	$ 2,713,437	$ -	$ 2,713,437
Convertible Bond	-	196,500	-	196,500
Short Term Investments	-	2,071,399	-	2,071,399
Total	$ -	$ 4,981,336	$ -	$ 4,981,336

                                            *Refer to the Portfolio of Investments for industry classification.

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Level 1 and 2 during the current period presented. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

(c)	Security Transactions and Related Income

Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

(d)	Foreign Currency Transactions

All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

(e)	Forward Foreign Currency Exchange Contracts

Each Fund may enter into Forward Foreign Currency Exchange Contracts (“Forward Contracts”), in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.  When executing Forward Contracts, the Funds are obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.  With respect to sales of forwards contracts, the Funds would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the Forward Contract is closed. The Funds realizes a gain if the value of the contract decreases between those dates.  With respect to purchases of forward contracts, the Funds would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the Forward Contract is closed.  The Funds realizes a gain if the value of the contract increases between those dates. The Funds are exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The Funds are also exposed to credit risk associated with counterparty nonperformance on these Forward Contracts, which is typically limited to the unrealized gain on each open contract.  For the period ended November 30, 2010 Short-Term Bond and Total Return had net realized loss of $159,901 and $7,019, respectively, which is included in net realized gains from Foreign currency transactions in the Statement of Operations.  As of November 30, 2010, there were no open Forward Contracts.

The derivative instruments outstanding as of November 30, 2010 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2010

(f)	Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly. Distributable net realized capital gains are declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Funds.

On December 13, 2010, Short-Term Bond paid $.10 and $.114 per share in net investment income from the Investor class and Institutional class, respectively.

On December 28, 2010, Short-Term Bond paid a distribution of $.01 of short term capital gains and $.165 long term capital gains. Total Return paid a distribution of $.1245 and $.1082 per share in net investment income from the Institutional class and Investor class, respectively, and $.0647 of short term capital gains.

(g)	Federal Income Taxes

The Funds intend to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2010), for the Short-Term Fund or expected to be taken in each Fund’s 2011 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

(h)    Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(i)	Indemnifications

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(3)	Investment Transactions

For the year ended November 30, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

	Purchases	Sales
Short-Term Bond	$ 275,138,862	$173,385,812
Total Return	$ 5,184,699	$ 2,198,888

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2010

(4)	Investment Advisor/Transactions with Affiliates

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Leader Capital Corporation serves as the Fund’s Investment Advisor (the “Advisor”). The Funds has employed Gemini Fund Services, LLC (“GFS”), to provide administration, fund accounting and transfer agency services.  A Trustee and certain officers of the Funds are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Pursuant to an Investment Advisory Agreement with each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of .75% of each Fund’s average daily net assets. During the period ended November 30, 2010, Short-Term Bond incurred $1,335,745 of advisory fees with $249,158 remaining payable at November 30, 2010.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that each Funds operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, dividends and interest on short positions, expenses incurred in connection with any merger or reorganization, and expenses of other investment companies in which each Fund may invest and extraordinary expenses, such as litigation) do not exceed 1.85% of Investor Class’ average daily net assets and do not exceed 1.35% of the Institutional Class shares.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.  As of November 30, 2010, Total Return waived $7,411 and reimbursed $35,097 of advisory fees with $23,782 remaining due from the Advisor on November 30, 2010.

Each Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Each Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services.

Administration.  The Funds pay GFS an asset-based fee in decreasing amounts as each Fund’s assets reach certain breakpoints. The Funds are subject to a minimum annual fee. The Funds also pay GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

Short-Term Bond

The greater of:

A minimum annual fee of $40,000 or

-

8 basis points or 0.08% per annum on net assets $80 to $200 million

-

6 basis points or 0.06% per annum on net assets greater than $200 million

Total Return

No minimum

-

8 basis points or 0.08% per annum on net assets $80 to $200 million

-

6 basis points or 0.06% per annum on net assets greater than $200 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of each Fund for the previous month. The Funds pay GFS a base annual fee of $36,000 plus a basis point fee in decreasing amounts as each Funds assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Funds pay GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The fees are billed monthly as follows:

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2010

Short-Term Bond

-

The greater of the annual minimum or per account charges. The annual minimum is $15,000 per class and the per-account charge is $14.00 per account.

Total Return

-

No minimum and the per account charge is $14.00 per account.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Funds an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended November 30, 2010, the expenses incurred are summarized in the table below. Such fees would be included in the line item marked “Chief compliance officer fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  Fees GemCom collected for Edgar and printing services performed, for the period ended November 30, 2010, are summarized in the table below. Such fees would be included in the line item marked “Printing expenses” on the Statement of Operations in this shareholder report.

	NLCS	GemCom
Short-Term Bond	$ 10,565	$ 10,786
Total Return	$ 580	$ 2,385

(5)	Distribution Plan

The Trust has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate of 0.50% of its average daily net assets for Investor Class shares is paid to Foreside Distribution Services, LP (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  The Institutional Shares do not participate in this Plan.  For the period ended November 30, 2010, Short-Term Bond and Total Return incurred $497,042 and $2,077, respectively, pursuant to the Plan.

(6)  Redemption Fee

The Total Return Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than six months. The redemption fee is paid directly to the Fund from which the redemption is made.  For the period ended November 30, 2010, Total Return accessed $3,011 and $163 for Investor Class and Institutional Class, respectively.

(7)	Distributions to Shareholders and Tax Components of Capital

The tax character of distributions paid during the periods ended May 31, 2010 and May 31, 2009 were as follows:

Short-Term Bond

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax years ended May 31, 2009.

Leader Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

November 30, 2010

As of May 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Short-Term Bond

The difference between book basis and tax basis unrealized depreciation is primarily attributable to the tax deferral of losses on wash sales.  The difference between book basis and tax basis undistributed ordinary income is attributable to the tax treatment of net short-term capital gains.

Permanent book and tax differences, primarily attributable to the permanent book to tax differences related to paydowns, foreign currency losses, resulted in reclassification for the year ended May 31, 2010 as follows:

Undistributed net investment income

$(303,329)

Accumulated net realized gain from investment

     and foreign currency transactions

    303,329

(8)	Auction Rate Preferred Securities

Auction rate preferred securities (“ARPS”) are corporate preferred stocks with dividend rates designed to reset periodically—typically every 7, 14, 28, or 35 days. These ARPS do not trade on a public stock exchange similar to common stocks, but rather through a Dutch auction process, occurring at the intervals described above. Since February 18, 2008 the Dutch auction process has mostly failed. When an auction fails, the dividend rate applicable to each series is set at a “default rate”, as defined in each security’s prospectus, and varies with a specified short-term interest rate (typically as a percentage of or a spread in addition to the specified base rate).

The Advisor believes par value accurately reflects the market value of the ARPS held by the Short-Term Bond Fund as of November 30, 2010, and because of the failed Dutch auction process, believes they are presently illiquid. As of November 30, 2010 the ARPS are fair valued based on the Trusts Procedures as stated in Note 2.  Although the Advisor believes that par value accurately reflects market value, there is no guarantee that in a forced liquidation the Fund would receive full value for these securities.  As of November 30, 2010 the Short-Term Bond Fund held $5,675,000 or 1.5% of net assets in ARPS.

(9)	Primary Reserve Fund

At the close of business on September 16, 2008, Short-Term Bond held 25,236,819 shares of the Primary Reserve Money Market Fund (the “Reserve Fund”).  On that date, the Reserve Fund’s holdings in Lehman Brothers Holdings, Inc. (“Lehman Brothers”) became distressed, causing the Reserve Fund’s NAV to fall below $1.00.  Short-Term Bond attempted to redeem its holdings in the Reserve Fund on September 17, 2008, but was unable to do so due to heavy redemption requests. On September 22, 2008, the Reserve Fund received an order from the SEC to suspend all rights of redemption. Since this time, the Reserve Fund has been working in connection with the SEC to liquidate and distribute the assets of the Reserve Fund in an orderly manner. Short-Term Bond has received payments totaling $25,019,095 through November 30, 2010.  The receivable for securities sold on the Statement of Assets and Liabilities includes $50,000 still outstanding.  This receivable has been fair valued in accordance with the procedures approved by the Board.  The final amount received by the Fund may be more or less than the outstanding receivable.

(10)	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. In addition, the Funds are required to disclose the date through which subsequent events have been evaluated.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Leader Funds

EXPENSE EXAMPLES (Unaudited)

November 30, 2010

As a shareholder you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Leader Short-Term Bond Fund or Leader Total Return Fund and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2010 through November 30, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Leader Short-Term Bond Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Fund’s Annualized Expense Ratio	Beginning Account Value 6/1/10 *	Ending Account Value 11/30/10	Expenses Paid During Period***	Ending Account Value 6/1/10	Expenses Paid During 11/30/10 ****
Investor Class:
Leader Short-Term Bond Fund	1.46%	$1,000.00	$1,026.20	$ 7.42	$1,017.75	$ 7.38
Leader Total Return Fund	1.85%	$1,000.00	$ 995.00	$ 6.27 **	$ 1,015.79	$ 9.35
Institutional Class:
Leader Short-Term Bond Fund	0.96%	$1,000.00	$1,029.50	$ 4.88	$1,020.26	$ 4.86
Leader Total Return Fund	1.35%	$1,000.00	$ 995.00	$ 4.57 **	$1,018.30	$ 6.83

*     The Leader Total Return Fund’s beginning account value from July 30, 2010 (commencement of initial offering) to November 30, 2010.

**   Expenses paid during period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the   period, multiplied by 124 days and divided by 365.

***  Expenses paid during period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365.

**** Please note that while Leader Total Return Fund commenced operations on July 30, 2010, the hypothetical expenses paid during the period reflect projected activity for the full six month period for purposes of comparability. This projection assumes that annualized expenses ratios were in effect during the period June 1, 2010 to November 30, 2010

Leader Short-Term Bond Fund

SUPPLEMENTAL INFORMATION (Unaudited)

November 30, 2010

Renewal of Advisory Agreement – Leader Short-Term Bond Fund

In connection with a regular meeting held on May 20, 2010, the Board of the Trust, including a majority of the Independent Trustees, discussed the renewal of an investment advisory agreement (the “Agreement”) between LCC, and the Trust, on behalf of Leader Short-Term Bond Fund (the “Fund”).   In considering the Agreement, the Board received materials specifically relating to the Advisory Agreement from the Adviser. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser and (d) the financial condition of the Adviser.

In their consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Advisory Agreement included the following:

Nature, Extent and Quality of Services.   The Trustees discussed the extent of LCC’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed LCC’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Leader’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.  The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser charges a 0.75% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to Fund would not be excessive.

 Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

Leader Total Return Fund

SUPPLEMENTAL INFORMATION (Unaudited)

November 30, 2010

Approval of Advisory Agreement –Leader Total Return Fund

In connection with a regular meeting held on March 25, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Leader Capital Corp. (“LCC” or the “Adviser”) and the Trust, on behalf of Leader Total Return Fund (“Leader Total Return” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser and appropriate indices with respect to the Fund; (b) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions; (c) the overall organization of the Adviser and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because Leader Total Return has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s performance with its existing accounts, as well as other factors relating to the adviser’s track record. The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that the Adviser would charge a 0.75% annual advisory fee based on the average net assets of the Fund.  The Trustees reviewed information regarding fees and expenses of comparable funds and concluded that LCC’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by the funds in the peer group.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Leader Total Return for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of LCC’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Funds are committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Funds believe that you should be aware of policies to protect the confidentiality of that information.

The Funds collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Funds do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Funds are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Funds maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-711-9164 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-711-9164

INVESTMENT ADVISOR

Leader Capital Corporation

1750 SW Skyline Blvd.

Suite 204

Portland, OR 97221

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/7/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/7/10